Related parties transactions (Tables)	12 Months Ended
Dec. 31, 2025
Related Party [Abstract]
Disclosure of transactions between related parties
The below table summarizes compensation information for key management personnel.

($ millions)	2025	2024	2023
Cash and other compensation	18.5	24.4	20.1
Post-employment benefits	3.1	2.9	1.1
Equity-based compensation	24.4	22.5	23.1
Total	46.0	49.8	44.3

Disclosure of investments in associated companies
The below table summarizes activity related to investments in associated companies for the years ended December 31, 2025 and 2024.

	Investments in associated companies
($ millions)	2025	2024
Balance as of January 1	293	10
Purchases	8	159
Transfer from Financial assets	—	132
Share of (loss) from associated companies recognized in Consolidated Income Statement	(18)	(8)
Gains on fair value remeasurements recognized in Consolidated Income Statement(1)	142	—
Recognition of business combinations(1)	(348)	—
Balance as of December 31	77	293
(1)    Refer to Note 21 for additional information.